SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE LIABILITIES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Derivative liabilities, beginning of period - March 31	$ 1,478,717	$ 1,435,668	$ 1,435,668	$ 759,065
New Issuance		649,533	649,533	964,446
Change in fair value of derivative liabilities	6,155	533,126	553,208	(92,961)
Derivative liabilities, end of period	1,382,103	1,649,177	1,478,717	1,435,668
Convertible Debt [Member]
Debt Instrument [Line Items]
Derivative liabilities, beginning of period - March 31	424,200	991,866	991,866	1,008,216
New Issuance				1,224,932
Conversion to common shares		(490,972)	(509,303)	(45,680)
Convertible note redemption			(59,011)
Change in fair value of derivative liabilities	27,816	(32,515)	648	83,184
End of derivative treatment of warrants				(1,278,786)
Convertible note redemption	(8,433)	(8,320)
Derivative liabilities, end of period	$ 443,583	$ 460,059	$ 424,200	$ 991,866